Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues [Abstract]
Amortization of unfavorable contracts	$ 0	$ 0	$ 23.3
Other	0.2	0.1	0.1
Total	$ 0.2	$ 0.1	$ 23.4
Amortization life of unfavorable contracts, lower range			2 years
Amortization life of unfavorable contracts, upper range			5 years